Schedule of Investments(a)
September 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.40%
Aerospace & Defense–3.60%
BWX Technologies, Inc.	71,800	$3,616,566
Huntington Ingalls Industries, Inc.	27,100	6,002,650
		9,619,216
Auto Parts & Equipment–1.45%
Dana, Inc.	338,100	3,864,483
Biotechnology–2.26%
Horizon Therapeutics PLC(b)	97,500	6,034,275
Construction & Engineering–5.64%
AECOM	129,700	8,867,589
HOCHTIEF AG (Germany)	34,200	1,633,483
MasTec, Inc.(b)(c)	72,100	4,578,350
		15,079,422
Construction Machinery & Heavy Trucks–0.68%
Oshkosh Corp.	25,859	1,817,629
Distributors–1.52%
LKQ Corp.	86,342	4,071,025
Diversified Chemicals–1.85%
Huntsman Corp.(c)	201,400	4,942,356
Diversified Metals & Mining–0.63%
Teck Resources Ltd., Class B (Canada)(c)	55,300	1,681,673
Electric Utilities–0.88%
NRG Energy, Inc.	61,200	2,342,124
Electrical Components & Equipment–1.50%
nVent Electric PLC	100	3,161
Vertiv Holdings Co.	411,596	4,000,713
		4,003,874
Electronic Manufacturing Services–5.39%
Flex Ltd.(b)	509,511	8,488,453
Jabil, Inc.	102,500	5,915,275
		14,403,728
Food Distributors–2.75%
Performance Food Group Co.(b)	65,417	2,809,660
US Foods Holding Corp.(b)	171,821	4,542,947
		7,352,607
Forest Products–0.00%
Louisiana-Pacific Corp.	100	5,119
Gold–1.50%
Agnico Eagle Mines Ltd. (Canada)	34,700	1,465,381
Yamana Gold, Inc. (Brazil)(c)	559,000	2,532,270
		3,997,651
Health Care Distributors–0.92%
Henry Schein, Inc.(b)	37,400	2,459,798
Shares		Value
Health Care Facilities–4.20%
Encompass Health Corp.(c)	122,424	$5,537,237
Universal Health Services, Inc., Class B	64,494	5,687,081
		11,224,318
Health Care Services–4.33%
Cigna Corp.	29,800	8,268,606
Fresenius Medical Care AG & Co. KGaA (Germany)	115,900	3,294,223
		11,562,829
Hotels, Resorts & Cruise Lines–0.61%
Hilton Grand Vacations, Inc.(b)	709	23,319
Travel + Leisure Co.	47,441	1,618,687
		1,642,006
Household Products–1.06%
Spectrum Brands Holdings, Inc.	72,900	2,845,287
Human Resource & Employment Services–1.09%
ManpowerGroup, Inc.	44,949	2,907,751
Independent Power Producers & Energy Traders–1.66%
Vistra Corp.(c)	211,400	4,439,400
Industrial Machinery–1.92%
Crane Holdings Co.	7,414	649,022
Timken Co. (The)	75,800	4,475,232
		5,124,254
Integrated Oil & Gas–1.93%
Shell PLC, ADR (Netherlands)	103,500	5,150,160
Investment Banking & Brokerage–1.81%
Goldman Sachs Group, Inc. (The)	16,500	4,835,325
Managed Health Care–6.15%
Centene Corp.(b)	94,438	7,348,221
Elevance Health, Inc.	9,100	4,133,584
Molina Healthcare, Inc.(b)	15,000	4,947,600
		16,429,405
Oil & Gas Exploration & Production–13.00%
APA Corp.	186,400	6,373,016
ARC Resources Ltd. (Canada)	460,300	5,528,198
Diamondback Energy, Inc.	37,442	4,510,263
EQT Corp.(c)	97,600	3,977,200
Ovintiv, Inc.	125,900	5,791,400
Pioneer Natural Resources Co.	25,571	5,536,889
Southwestern Energy Co.(b)	496,800	3,040,416
		34,757,382
Oil & Gas Refining & Marketing–1.85%
Phillips 66	61,200	4,940,064
Oil & Gas Storage & Transportation–1.64%
New Fortress Energy, Inc.(c)	100,600	4,397,226
Other Diversified Financial Services–1.19%
Apollo Global Management, Inc.	68,273	3,174,695

See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

Shares		Value
Paper Packaging–0.38%
Sealed Air Corp.	23,000	$1,023,730
Regional Banks–6.17%
Huntington Bancshares, Inc.(c)	527,350	6,950,473
PacWest Bancorp	80,093	1,810,102
Webster Financial Corp.	142,500	6,441,000
Western Alliance Bancorporation	19,600	1,288,504
		16,490,079
Research & Consulting Services–6.47%
CACI International, Inc., Class A(b)	20,811	5,432,920
Jacobs Solutions, Inc.(c)	42,300	4,589,127
KBR, Inc.(c)	168,300	7,273,926
Science Applications International Corp.(c)	100	8,843
		17,304,816
Restaurants–1.70%
Restaurant Brands International, Inc. (Canada)	85,600	4,552,208
Semiconductor Equipment–1.26%
Applied Materials, Inc.	14,400	1,179,792
Lam Research Corp.	3,000	1,098,000
MKS Instruments, Inc.	13,300	1,099,112
		3,376,904
Semiconductors–0.73%
Skyworks Solutions, Inc.	23,000	1,961,210
Specialty Chemicals–1.22%
Axalta Coating Systems Ltd.(b)	154,300	3,249,558
Element Solutions, Inc.	100	1,627
		3,251,185
Thrifts & Mortgage Finance–0.00%
MGIC Investment Corp.	100	1,282
Radian Group, Inc.	100	1,929
		3,211
Shares		Value
Trading Companies & Distributors–5.46%
AerCap Holdings N.V. (Ireland)(b)	400	$16,932
Air Lease Corp.	171,500	5,318,215
Univar Solutions, Inc.(b)	272,300	6,192,102
WESCO International, Inc.(b)	25,700	3,068,066
		14,595,315
Total Common Stocks & Other Equity Interests (Cost $287,787,805)		257,663,740
Money Market Funds–3.65%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(d)(e)	3,403,457	3,403,457
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(d)(e)	2,472,770	2,473,264
Invesco Treasury Portfolio, Institutional Class, 2.87%(d)(e)	3,889,665	3,889,665
Total Money Market Funds (Cost $9,765,827)		9,766,386
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $297,553,632)		267,430,126
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–9.46%
Invesco Private Government Fund, 3.01%(d)(e)(f)	7,092,251	7,092,251
Invesco Private Prime Fund, 3.11%(d)(e)(f)	18,196,631	18,196,631
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,290,480)		25,288,882
TOTAL INVESTMENTS IN SECURITIES–109.51% (Cost $322,844,112)		292,719,008
OTHER ASSETS LESS LIABILITIES—(9.51)%		(25,418,340)
NET ASSETS–100.00%		$267,300,668
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,040,738	$42,573,068	$(41,210,349)	$-	$-	$3,403,457	$16,251
Invesco Liquid Assets Portfolio, Institutional Class	1,500,473	30,409,334	(29,435,964)	622	(1,201)	2,473,264	16,676
Invesco Treasury Portfolio, Institutional Class	2,332,272	48,654,935	(47,097,543)	1	-	3,889,665	24,573
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,280,527	$98,536,035	$(93,724,311)	$-	$-	$7,092,251	$59,992*
Invesco Private Prime Fund	5,321,230	222,185,762	(209,298,879)	(1,598)	(9,884)	18,196,631	166,636*
Total	$13,475,240	$442,359,134	$(420,767,046)	$(975)	$(11,085)	$35,055,268	$284,128

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/27/2022	Bank of America, N.A.	EUR	5,027,035	USD	4,841,221	$(93,311)

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$252,736,034	$4,927,706	$—	$257,663,740
Money Market Funds	9,766,386	25,288,882	—	35,055,268
Total Investments in Securities	262,502,420	30,216,588	—	292,719,008
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(93,311)	—	(93,311)
Total Investments	$262,502,420	$30,123,277	$—	$292,625,697

*	Unrealized appreciation (depreciation).
Invesco V.I. American Value Fund